Offerings - Offering: 1	Aug. 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.100% Senior Debentures due 2031
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99889
Maximum Aggregate Offering Price	$ 499,445,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,973.35
Offering Note	Calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price, and Rules 456(b) and 457(r) under the Securities Act, pursuant to which the registrant initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-276062-01), filed with the Securities and Exchange Commission on December 15, 2023.